                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03165

Active Assets Government Securities Trust

               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
    (Address of principal executive offices)               (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: June 30, 2005

Date of reporting period: March 31, 2005


ITEM 1.  SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

ACTIVE ASSETS GOVERNMENT SECURITIES TRUST
PORTFOLIO OF INVESTMENTS | MARCH 31, 2005 (UNAUDITED)

                                                                                                   ANNUALIZED
     PRINCIPAL                        DESCRIPTION                                                     YIELD
     AMOUNT IN                            AND                                                      ON DATE OF
     THOUSANDS                      MATURITY DATES                                                  PURCHASE              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                     U.S. GOVERNMENT AGENCIES - DISCOUNT NOTES (62.2%)

     $20,000         Federal Farm Credit Banks
                       05/11/05                                                                       2.21       %      $19,951,556

     325,000         Federal Home Loan Banks
                      04/04/05 - 07/12/05                                                          2.31 - 3.01          324,008,988

      90,000         Federal National Mortgage Assoc.
                        04/29/05 - 05/25/05                                                        2.59 - 2.85           89,746,366

     226,508         Freddie Mac
                        04/05/05 - 06/30/05                                                        2.11 - 2.78          225,936,830
                                                                                                                      -------------
                     TOTAL U.S. GOVERNMENT AGENCIES - DISCOUNT NOTES (Cost $659,643,740)                                659,643,740
                                                                                                                      -------------

                     U.S. GOVERNMENT AGENCIES - FLOATING RATE NOTES (27.0%)

      25,000         Federal Farm Credit Banks
                        04/21/05*                                                                     2.75       +       24,999,726

     232,000         Federal Home Loan Banks
                       04/16/05 - 06/12/05*                                                        2.59 - 2.88   +      231,937,451

      30,000         Freddie Mac
                       04/07/05*                                                                      2.55       +       30,003,528
                                                                                                                      -------------

                     TOTAL U.S. GOVERNMENT AGENCIES - FLOATING RATE NOTES (Cost $286,940,705)                           286,940,705
                                                                                                                      -------------
                     REPURCHASE AGREEMENTS (a) (9.4%)
      50,000         Goldman Sachs & Co. due 04/04/05
                         (dated 03/28/05; proceeds $50,027,417)                                       2.82               50,000,000

      50,000         Goldman Sachs & Co. due 04/06/05
                          (dated 03/30/05; proceeds $50,026,931)                                      2.77               50,000,000
                                                                                                                      -------------

                     TOTAL REPURCHASE AGREEMENTS

                         (Cost $100,000,000)                                                                            100,000,000
                                                                                                                      -------------

                     U.S. GOVERNMENT OBLIGATION (0.9%)
      10,000         U.S. Treasury Bill 06/23/05
                        (Cost $9,943,168)                                                             2.50                9,943,168
                                                                                                                      -------------


                     TOTAL INVESTMENTS (Cost $1,056,527,613) (b)                                      99.5%           1,056,527,613

                     OTHER ASSETS IN EXCESS OF LIABILITIES                                             0.5                5,204,500
                                                                                                  ------------        -------------

                     NET ASSETS                                                                      100.0%          $1,061,732,113
                                                                                                  ============        =============

----------
*    Date of next interest rate reset.

+    Rate shown is the rate in effect at March 31, 2005.

(a) Collateralized by Federal National Mortgage Assoc. 4.00% - 7.00% due 06/01/13 - 02/01/33 valued at $99,320,583 and Freddie Mac 5.50% - 7.50% due
     01/01/30 - 12/01/33 valued at $2,679,417.

(b)  Cost is the same for federal income tax purposes.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets Government Securities Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 19, 2005


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 19, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 19, 2005


                                       3